UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02890

Fidelity Phillips Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Government Cash Reserves Fidelity® Government Cash Reserves : FDRXX

This semi-annual shareholder report contains information about Fidelity® Government Cash Reserves for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Cash Reserves	$ 19	0.37%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$226,004,428,416
Number of Holdings	661
What did the Fund invest in?
(as of May 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	78.4
8-30	3.1
31-60	5.3
61-90	3.5
91-180	3.2
>180	7.4

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 52.2
U.S. Government Agency - Debt - 35.3
U.S. Treasury Obligations - 13.4
Net Other Assets (Liabilities) - (0.9)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915844.101    55-TSRS-0725

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Government Cash Reserves

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Government Cash Reserves
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Repurchase Agreements - 52.2%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 4.35%, dated 6/2/2025 due 6/3/2025 (b)	4,171,503,996	4,171,000,001
Investments in repurchase agreements in a joint trading account at 4.34%, dated 5/30/2025 due 6/2/2025 (Collateralized by U.S. Government Obligations)#	25,280,140	25,271,000
Investments in repurchase agreements in a joint trading account at 4.35%, dated 5/30/2025 due 6/2/2025 (Collateralized by U.S. Government Obligations)#	16,783,635,205	16,777,559,000
Repurchase Agreements*	97,175,459,995	96,967,167,781
TOTAL REPURCHASE AGREEMENTS (Cost $117,940,997,782)		117,940,997,782

U.S. Government Agency - Debt - 35.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Fannie Mae 0.65% 12/17/2025	4.31	46,795,000	45,883,487
Fannie Mae 0.65% 12/17/2025	4.31	10,000,000	9,805,211
Fannie Mae U.S. SOFR Index + 0.1%, 4.43% 6/18/2026 (d)(e)	4.45	365,000,000	365,000,000
Fannie Mae U.S. SOFR Index + 0.135%, 4.465% 8/21/2026 (d)(e)	4.49	55,000,000	54,996,458
Fannie Mae U.S. SOFR Index + 0.14%, 4.47% 10/23/2026 (d)(e)	4.49	369,000,000	369,010,201
Fannie Mae U.S. SOFR Index + 0.14%, 4.47% 9/11/2026 (d)(e)	4.49	602,000,000	602,000,001
Federal Farm Credit Banks Funding Corp 0% 6/24/2025	4.27	39,000,000	38,894,104
Federal Farm Credit Banks Funding Corp 0% 6/26/2025	4.27	21,000,000	20,938,021
Federal Farm Credit Banks Funding Corp 3.75% 9/22/2025	4.37	16,000,000	15,970,086
Federal Farm Credit Banks Funding Corp 4.75% 3/9/2026	4.20	18,000,000	18,073,457
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0%, 4.33% 9/8/2025 (d)(e)	4.35	19,000,000	19,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.01%, 4.34% 6/11/2025 (d)(e)	4.36	13,000,000	13,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.01%, 4.34% 6/26/2025 (d)(e)	4.36	59,000,000	59,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.35% 1/13/2026 (d)(e)	4.37	13,000,000	13,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.35% 3/26/2026 (d)(e)	4.37	40,000,000	40,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.025%, 4.355% 9/10/2025 (d)(e)	4.38	46,000,000	46,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.33% 6/2/2026 (d)(e)	4.36	19,000,000	19,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.37% 2/11/2026 (d)(e)	4.39	57,000,000	56,983,132
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.37% 4/10/2026 (d)(e)	4.39	50,000,000	49,990,792
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.37% 4/28/2026 (d)(e)	4.39	20,000,000	20,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.37% 5/28/2026 (d)(e)	4.39	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.37% 6/10/2025 (d)(e)	4.39	46,000,000	46,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.37% 6/4/2026 (d)(e)	4.39	34,000,000	34,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.37% 6/6/2025 (d)(e)	4.39	26,000,000	26,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.37% 7/29/2025 (d)(e)	4.39	74,000,000	74,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.375% 10/2/2026 (d)(e)	4.39	89,000,000	89,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.375% 6/11/2025 (d)(e)	4.39	33,000,000	33,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.375% 7/23/2025 (d)(e)	4.39	51,000,000	51,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.38% 1/15/2026 (d)(e)	4.40	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.38% 6/20/2025 (d)(e)	4.40	73,000,000	73,000,122
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.38% 7/18/2025 (d)(e)	4.40	70,000,000	69,997,769
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.38% 8/28/2026 (d)(e)	4.40	52,000,000	52,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.38% 8/6/2025 (d)(e)	4.40	156,000,000	156,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.385% 11/18/2025 (d)(e)	4.40	91,000,000	91,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.385% 11/25/2025 (d)(e)	4.40	42,000,000	42,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.385% 12/2/2025 (d)(e)	4.39	45,000,000	45,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.385% 12/30/2025 (d)(e)	4.40	58,000,000	58,003,786
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.385% 2/13/2026 (d)(e)	4.40	54,000,000	54,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.385% 7/21/2026 (d)(e)	4.40	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.385% 8/19/2025 (d)(e)	4.40	67,000,000	67,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.385% 9/17/2026 (d)(e)	4.40	16,000,000	16,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.35% 10/5/2026 (d)(e)	0.00	22,000,000	22,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.39% 9/30/2025 (d)(e)	4.41	20,000,000	19,999,348
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.395% 3/23/2026 (d)(e)	4.42	32,000,000	32,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.395% 8/28/2025 (d)(e)	4.42	47,000,000	47,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.395% 9/5/2025 (d)(e)	4.42	145,000,000	145,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.4% 11/17/2025 (d)(e)	4.42	42,500,000	42,500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.4% 12/17/2025 (d)(e)	4.42	99,000,000	99,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.4% 12/23/2025 (d)(e)	4.42	25,000,000	25,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.4% 12/9/2025 (d)(e)	4.42	45,000,000	45,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.4% 5/28/2026 (d)(e)	4.42	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.4% 8/12/2026 (d)(e)	4.42	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.405% 10/9/2025 (d)(e)	4.42	74,000,000	74,013,575
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.405% 11/26/2025 (d)(e)	4.43	41,000,000	40,998,349
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.405% 4/1/2027 (d)(e)	4.43	45,000,000	44,995,876
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.405% 4/2/2027 (d)(e)	4.43	46,000,000	46,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.41% 1/28/2026 (d)(e)	4.43	85,000,000	85,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.41% 1/8/2026 (d)(e)	4.43	70,000,000	69,994,303
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.41% 10/21/2025 (d)(e)	4.43	65,500,000	65,497,541
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.41% 11/21/2025 (d)(e)	4.43	30,000,000	29,998,615
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.41% 12/12/2025 (d)(e)	4.43	48,000,000	48,001,108
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.41% 2/10/2026 (d)(e)	4.43	65,000,000	65,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.41% 2/17/2026 (d)(e)	4.43	71,000,000	71,003,659
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.41% 3/11/2027 (d)(e)	4.43	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.41% 3/4/2026 (d)(e)	4.43	122,000,000	121,998,745
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.41% 4/9/2027 (d)(e)	4.43	80,000,000	79,954,982
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.415% 11/13/2025 (d)(e)	4.43	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.415% 12/29/2025 (d)(e)	4.43	63,000,000	63,008,084
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.415% 3/20/2026 (d)(e)	4.43	31,000,000	31,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.415% 4/8/2027 (d)(e)	4.43	224,500,000	224,500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.42% 1/23/2026 (d)(e)	4.44	90,000,000	90,020,918
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.42% 2/2/2026 (d)(e)	4.44	51,000,000	51,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.42% 2/24/2027 (d)(e)	4.44	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.42% 2/9/2026 (d)(e)	4.44	36,000,000	36,001,720
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.42% 5/14/2026 (d)(e)	4.44	14,250,000	14,253,810
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.42% 5/21/2026 (d)(e)	4.44	49,000,000	49,011,886
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.42% 5/28/2026 (d)(e)	4.44	172,000,000	172,083,687
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.42% 9/22/2025 (d)(e)	4.44	99,000,000	99,009,545
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.425% 12/12/2025 (d)(e)	4.44 to 4.45	145,000,000	145,006,495
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.425% 12/26/2025 (d)(e)	4.44	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.425% 2/25/2027 (d)(e)	4.44	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.425% 4/17/2026 (d)(e)	4.45	77,000,000	76,993,557
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.425% 5/5/2026 (d)(e)	4.45	82,000,000	81,996,355
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.425% 6/3/2026 (d)(e)	4.42	40,000,000	40,012,893
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.43% 1/15/2026 (d)(e)	4.45	24,000,000	24,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.43% 2/25/2026 (d)(e)	4.45	135,000,000	135,018,638
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.43% 2/9/2027 (d)(e)	4.45	20,000,000	20,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.43% 4/15/2026 (d)(e)	4.45	65,870,000	65,869,922
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.43% 4/8/2026 (d)(e)	4.45	82,000,000	82,042,517
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.43% 5/13/2026 (d)(e)	4.45	288,000,000	288,000,001
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.43% 5/20/2026 (d)(e)	4.45	29,000,000	29,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.43% 5/27/2027 (d)(e)	4.45	34,000,000	34,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.43% 6/18/2026 (d)(e)	4.45	132,750,000	132,783,554
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.43% 6/24/2026 (d)(e)	4.45	124,000,000	124,032,301
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.43% 6/5/2026 (d)(e)	4.45	44,000,000	43,997,875
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.435% 1/8/2026 (d)(e)	4.45	92,000,000	92,000,909
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.435% 3/18/2026 (d)(e)	4.45	141,000,000	141,002,521
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.435% 4/24/2026 (d)(e)	4.46	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.435% 6/12/2026 (d)(e)	4.46	119,000,000	119,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.44% 3/11/2026 (d)(e)	4.46	80,000,000	80,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.44% 4/16/2026 (d)(e)	4.46	26,000,000	26,002,180
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.44% 4/21/2026 (d)(e)	4.46	51,832,000	51,834,539
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.44% 4/9/2026 (d)(e)	4.46	45,000,000	45,001,586
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.44% 6/24/2026 (d)(e)	4.46	47,000,000	47,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.445% 2/10/2027 (d)(e)	4.46	45,000,000	45,007,210
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.445% 4/8/2026 (d)(e)	4.47	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.445% 5/20/2027 (d)(e)	4.47	20,000,000	20,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.445% 5/27/2027 (d)(e)	4.47	52,000,000	52,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.445% 5/6/2027 (d)(e)	4.46	28,000,000	28,007,345
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.445% 6/16/2026 (d)(e)	4.47	69,000,000	69,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.445% 7/8/2026 (d)(e)	4.47	142,000,000	142,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.45% 3/12/2026 (d)(e)	4.47	20,150,000	20,149,694
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.45% 5/26/2026 (d)(e)	4.47	57,000,000	57,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.45% 5/8/2026 (d)(e)	4.47	70,000,000	70,002,024
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.45% 6/20/2025 (d)(e)	4.47	38,000,000	38,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.45% 7/10/2026 (d)(e)	4.47	69,000,000	69,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.45% 7/23/2026 (d)(e)	4.47	77,000,000	77,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.45% 9/14/2026 (d)(e)	4.47	12,404,000	12,400,516
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.455% 10/21/2025 (d)(e)	4.48	30,000,000	29,999,410
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.455% 10/6/2026 (d)(e)	4.48	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.455% 3/5/2026 (d)(e)	4.47	36,000,000	36,003,528
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.455% 4/29/2027 (d)(e)	4.47 to 4.48	166,000,000	166,025,442
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.455% 6/10/2026 (d)(e)	4.47	50,000,000	50,042,132
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.455% 7/16/2026 (d)(e)	4.45	15,000,000	15,000,379
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.455% 7/21/2026 (d)(e)	4.48	26,000,000	26,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.455% 8/27/2026 (d)(e)	4.48	71,000,000	71,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.455% 9/8/2026 (d)(e)	4.48	24,000,000	24,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.46% 1/27/2027 (d)(e)	4.48	100,000,000	100,023,582
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.46% 2/20/2026 (d)(e)	4.48	73,000,000	73,013,971
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.46% 2/3/2027 (d)(e)	4.48	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.46% 5/5/2027 (d)(e)	4.48	111,000,000	111,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.46% 6/24/2026 (d)(e)	4.48	98,000,000	98,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.46% 6/26/2026 (d)(e)	4.48	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.46% 7/2/2026 (d)(e)	4.48	143,000,000	143,005,713
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.46% 7/29/2026 (d)(e)	4.48	76,000,000	76,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.46% 8/12/2026 (d)(e)	4.48	95,000,000	95,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.46% 8/28/2026 (d)(e)	4.48	47,000,000	47,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.46% 8/6/2026 (d)(e)	4.48	97,000,000	97,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.465% 1/8/2027 (d)(e)	4.48 to 4.49	119,000,000	119,017,615
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.465% 11/18/2026 (d)(e)	4.49	25,000,000	24,999,613
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.465% 11/23/2026 (d)(e)	4.48	111,000,000	111,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.465% 12/18/2026 (d)(e)	4.48	66,000,000	66,017,965
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.465% 2/10/2027 (d)(e)	4.48	237,500,000	237,500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.465% 8/19/2026 (d)(e)	4.48	171,000,000	171,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.47% 1/30/2026 (d)(e)	4.49	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.47% 10/23/2026 (d)(e)	4.49	137,000,000	137,031,316
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.47% 11/25/2026 (d)(e)	4.49	77,000,000	77,019,665
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.47% 11/4/2026 (d)(e)	4.49	47,000,000	47,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.47% 12/2/2026 (d)(e)	4.47	61,000,000	61,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.47% 12/30/2026 (d)(e)	4.49	70,000,000	70,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.47% 6/24/2025 (d)(e)	4.49	138,000,000	138,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.47% 8/22/2025 (d)(e)	4.49	174,000,000	174,001,357
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.47% 8/26/2026 (d)(e)	4.49	94,000,000	94,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.47% 9/3/2026 (d)(e)	4.47	103,000,000	103,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.47% 9/4/2026 (d)(e)	4.49	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.47% 9/9/2026 (d)(e)	4.49	26,000,000	26,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.475% 1/12/2026 (d)(e)	4.49	260,000,000	260,026,875
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.475% 1/21/2027 (d)(e)	4.49	82,000,000	82,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.475% 1/8/2027 (d)(e)	4.49	161,000,000	161,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.475% 12/16/2026 (d)(e)	4.49	72,000,000	72,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.475% 6/27/2025 (d)(e)	4.49	232,000,000	232,007,615
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.475% 7/10/2025 (d)(e)	4.49	139,000,000	139,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.475% 7/17/2025 (d)(e)	4.49	92,000,000	92,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.475% 7/25/2025 (d)(e)	4.49	258,000,000	258,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.475% 7/30/2025 (d)(e)	4.49	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.48% 11/27/2026 (d)(e)	4.50	136,000,000	136,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.48% 12/15/2025 (d)(e)	4.50	128,000,000	127,999,896
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.48% 12/23/2026 (d)(e)	4.50	84,000,000	84,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.48% 12/4/2026 (d)(e)	4.50	49,000,000	49,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.485% 1/23/2026 (d)(e)	4.51	47,000,000	47,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.485% 10/6/2025 (d)(e)	4.51	35,000,000	34,999,419
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.485% 11/14/2025 (d)(e)	4.50	134,000,000	134,004,453
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.485% 11/28/2025 (d)(e)	4.50 to 4.51	206,000,000	206,003,855
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.485% 12/1/2025 (d)(e)	4.48	157,000,000	157,001,273
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.485% 7/17/2025 (d)(e)	4.51	112,000,000	111,999,325
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.485% 8/28/2025 (d)(e)	4.51	66,000,000	66,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.485% 9/15/2025 (d)(e)	4.50 to 4.51	137,000,000	137,002,653
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.485% 9/25/2025 (d)(e)	4.50	17,000,000	17,004,823
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.49% 10/17/2025 (d)(e)	4.51	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.49% 10/27/2025 (d)(e)	4.51	67,000,000	67,001,617
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.49% 10/6/2025 (d)(e)	4.51	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.49% 11/3/2025 (d)(e)	4.51	100,000,000	100,003,445
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.49% 7/7/2025 (d)(e)	4.51	31,750,000	31,750,666
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.49% 8/4/2025 (d)(e)	4.51	12,000,000	12,002,263
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.27%, 4.6% 11/24/2026 (d)(e)	4.60	61,000,000	61,183,125
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.28%, 4.61% 11/20/2026 (d)(e)	4.61	11,000,000	11,033,539
Federal Farm Credit Banks Funding Corp U.S. SOFR Index -0.005%, 4.325% 9/19/2025 (d)(e)	4.34	27,000,000	27,000,000
Federal Home Loan Bank 4.16% 6/9/2026	4.16	464,000,000	464,000,000
Federal Home Loan Bank 4.2% 1/15/2026	4.28	133,000,000	132,945,234
Federal Home Loan Bank 4.21% 1/2/2026	4.28	267,000,000	266,901,977
Federal Home Loan Bank 4.21% 1/5/2026	4.29	267,000,000	266,889,333
Federal Home Loan Bank 4.22% 8/15/2025	4.10	407,000,000	407,094,249
Federal Home Loan Bank 4.3% 6/2/2026	4.33	1,050,000,000	1,049,735,977
Federal Home Loan Bank 4.33% 4/14/2026	4.33	268,000,000	268,000,000
Federal Home Loan Bank 4.33% 4/14/2026	4.33	268,000,000	268,000,000
Federal Home Loan Bank 4.33% 4/14/2026	4.33	268,000,000	268,000,000
Federal Home Loan Bank 4.33% 4/14/2026	4.33	215,000,000	215,000,000
Federal Home Loan Bank 4.34% 3/6/2026	4.34	520,000,000	520,000,000
Federal Home Loan Bank 4.35% 3/6/2026	4.35	549,000,000	549,000,000
Federal Home Loan Bank 4.35% 6/5/2026	4.38	526,000,000	525,840,302
Federal Home Loan Bank 4.35% 6/5/2026	4.38	263,000,000	262,918,923
Federal Home Loan Bank 4.37% 2/6/2026	4.37	278,000,000	278,000,000
Federal Home Loan Bank 4.37% 2/6/2026	4.37	278,000,000	278,000,000
Federal Home Loan Bank 4.395% 2/6/2026	4.40	277,000,000	277,000,000
Federal Home Loan Bank 4.4% 3/17/2026	4.40	771,000,000	771,000,000
Federal Home Loan Bank 4.44% 2/9/2026	4.44	1,106,000,000	1,106,000,000
Federal Home Loan Bank Discount Notes 0% 11/13/2025	4.22	227,000,000	222,697,877
Federal Home Loan Bank Discount Notes 0% 11/28/2025	4.27	88,000,000	86,163,000
Federal Home Loan Bank Discount Notes 0% 6/11/2025	4.28	101,000,000	100,880,764
Federal Home Loan Bank Discount Notes 0% 6/13/2025	4.26 to 4.27	919,000,000	917,698,668
Federal Home Loan Bank Discount Notes 0% 6/18/2025	4.27	984,000,000	982,029,813
Federal Home Loan Bank Discount Notes 0% 6/2/2025	4.28	40,000,000	39,995,277
Federal Home Loan Bank Discount Notes 0% 6/20/2025	4.27	118,000,000	117,735,942
Federal Home Loan Bank Discount Notes 0% 6/25/2025	4.27	335,000,000	334,053,067
Federal Home Loan Bank Discount Notes 0% 6/27/2025	4.27	318,000,000	317,026,213
Federal Home Loan Bank Discount Notes 0% 6/3/2025	4.28	69,000,000	68,983,708
Federal Home Loan Bank Discount Notes 0% 6/4/2025	4.28 to 4.29	416,000,000	415,852,374
Federal Home Loan Bank Discount Notes 0% 6/6/2025	4.28	124,000,000	123,926,719
Federal Home Loan Bank Discount Notes 0% 7/10/2025	4.24	53,200,000	52,957,940
Federal Home Loan Bank Discount Notes 0% 7/11/2025	4.27	286,000,000	284,655,978
Federal Home Loan Bank Discount Notes 0% 7/16/2025	4.27	169,000,000	168,104,300
Federal Home Loan Bank Discount Notes 0% 7/17/2025	4.24	54,000,000	53,710,200
Federal Home Loan Bank Discount Notes 0% 7/18/2025	4.27	468,000,000	465,414,483
Federal Home Loan Bank Discount Notes 0% 7/2/2025	4.27	145,000,000	144,470,589
Federal Home Loan Bank Discount Notes 0% 7/23/2025	4.27	52,000,000	51,681,529
Federal Home Loan Bank Discount Notes 0% 7/25/2025	4.27	116,000,000	115,262,240
Federal Home Loan Bank Discount Notes 0% 7/7/2025	4.27	52,000,000	51,779,520
Federal Home Loan Bank Discount Notes 0% 7/8/2025	4.24	221,000,000	220,044,881
Federal Home Loan Bank Discount Notes 0% 7/9/2025	4.27	282,000,000	280,740,522
Federal Home Loan Bank Discount Notes 0% 8/15/2025	4.04 to 4.29	1,220,000,000	1,209,868,445
Federal Home Loan Bank Discount Notes 0% 8/20/2025	4.28	198,000,000	196,136,600
Federal Home Loan Bank Discount Notes 0% 8/22/2025	4.28	291,000,000	288,192,901
Federal Home Loan Bank Discount Notes 0% 8/27/2025	4.28	65,000,000	64,334,752
Federal Home Loan Bank Discount Notes 0% 8/29/2025	4.28	311,000,000	307,743,873
Federal Home Loan Bank Discount Notes 0% 8/8/2025	4.28	49,000,000	48,608,490
Federal Home Loan Bank Discount Notes 0% 9/17/2025	4.29	26,000,000	25,670,059
Federal Home Loan Bank Discount Notes 0% 9/26/2025	4.29	45,000,000	44,381,363
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 10/22/2025 (d)(e)	4.33	64,000,000	64,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 11/25/2025 (d)(e)	4.33	133,000,000	133,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 12/16/2025 (d)(e)	4.33	387,000,000	387,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 12/17/2025 (d)(e)	4.33	267,000,000	267,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 12/17/2025 (d)(e)	4.33	147,000,000	147,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 12/2/2025 (d)(e)	4.33	266,000,000	266,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 12/4/2025 (d)(e)	4.33	227,000,000	227,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 12/8/2025 (d)(e)	4.33	240,000,000	240,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 6/10/2025 (d)(e)	4.33	129,000,000	129,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 7/10/2025 (d)(e)	4.33	142,000,000	142,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 7/3/2025 (d)(e)	4.33	57,000,000	57,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 8/11/2025 (d)(e)	4.33	104,000,000	104,000,808
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 8/14/2025 (d)(e)	4.33	319,000,000	318,998,483
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 8/20/2025 (d)(e)	4.33	233,000,000	233,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 8/21/2025 (d)(e)	4.33	274,000,000	274,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 8/21/2025 (d)(e)	4.33	68,000,000	68,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 8/25/2025 (d)(e)	4.33	136,000,000	136,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 8/29/2025 (d)(e)	4.33	202,000,000	202,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 8/29/2025 (d)(e)	4.33	134,000,000	134,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 8/7/2025 (d)(e)	4.33	157,000,000	157,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 9/10/2025 (d)(e)	4.33	133,000,000	133,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 9/5/2025 (d)(e)	4.33	94,000,000	94,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.33% 9/8/2025 (d)(e)	4.33	108,000,000	108,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 1/12/2026 (d)(e)	4.34	534,000,000	534,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 10/2/2025 (d)(e)	4.34	202,000,000	202,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 11/12/2025 (d)(e)	4.34	314,000,000	314,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 12/29/2025 (d)(e)	4.34	260,000,000	260,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 6/11/2025 (d)(e)	4.34	97,000,000	97,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 6/11/2025 (d)(e)	4.34	69,000,000	69,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 6/12/2025 (d)(e)	4.34	140,000,000	140,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 6/16/2025 (d)(e)	4.34	347,000,000	347,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 6/17/2025 (d)(e)	4.34	278,000,000	278,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 6/23/2025 (d)(e)	4.34	139,000,000	139,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 6/24/2025 (d)(e)	4.34	208,000,000	208,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 7/10/2025 (d)(e)	4.34	34,000,000	34,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 7/15/2025 (d)(e)	4.34	97,000,000	97,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 7/17/2025 (d)(e)	4.34	116,000,000	116,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 7/21/2025 (d)(e)	4.34	139,000,000	139,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 7/23/2025 (d)(e)	4.34	194,000,000	194,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 7/23/2025 (d)(e)	4.34	97,000,000	97,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 7/24/2025 (d)(e)	4.34	57,000,000	57,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 7/28/2025 (d)(e)	4.34	143,000,000	143,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 7/28/2025 (d)(e)	4.34	83,000,000	83,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 7/29/2025 (d)(e)	4.34	416,000,000	416,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 7/29/2025 (d)(e)	4.34	138,000,000	138,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 7/30/2025 (d)(e)	4.34	70,000,000	70,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 7/8/2025 (d)(e)	4.34	138,000,000	138,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 8/11/2025 (d)(e)	4.34	112,000,000	112,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 8/12/2025 (d)(e)	4.34	84,000,000	84,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 8/4/2025 (d)(e)	4.34	275,000,000	275,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 8/4/2025 (d)(e)	4.34	208,000,000	208,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 8/5/2025 (d)(e)	4.34	137,000,000	137,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 8/5/2025 (d)(e)	4.34	129,000,000	129,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 8/7/2025 (d)(e)	4.34	415,000,000	415,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 8/7/2025 (d)(e)	4.34	14,000,000	14,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 9/22/2025 (d)(e)	4.34	136,000,000	136,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 9/23/2025 (d)(e)	4.34	203,000,000	203,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 9/25/2025 (d)(e)	4.34	135,000,000	135,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.335% 9/4/2025 (d)(e)	4.34	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.3% 12/4/2025 (d)(e)	4.33	26,000,000	26,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 1/26/2026 (d)(e)	4.34	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 10/14/2025 (d)(e)	4.34	55,000,000	55,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 10/23/2025 (d)(e)	4.34	203,000,000	203,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 10/8/2025 (d)(e)	4.34	274,000,000	274,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 12/30/2025 (d)(e)	4.34	258,000,000	258,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 6/11/2025 (d)(e)	4.34	279,000,000	279,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 6/11/2025 (d)(e)	4.34	140,000,000	140,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 6/18/2025 (d)(e)	4.34	70,000,000	70,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 6/3/2025 (d)(e)	4.34	209,000,000	209,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 6/5/2025 (d)(e)	4.34	210,000,000	210,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 6/9/2025 (d)(e)	4.34	419,000,000	419,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 7/25/2025 (d)(e)	4.34	43,000,000	43,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 7/28/2025 (d)(e)	4.34	242,000,000	242,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 8/11/2025 (d)(e)	4.34	56,000,000	56,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 8/12/2025 (d)(e)	4.34	278,000,000	278,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 8/15/2025 (d)(e)	4.34	69,000,000	69,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 8/15/2025 (d)(e)	4.34	37,000,000	37,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 8/18/2025 (d)(e)	4.34	233,000,000	233,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 8/18/2025 (d)(e)	4.34	208,000,000	208,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 8/18/2025 (d)(e)	4.34	68,000,000	68,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 8/21/2025 (d)(e)	4.34	132,000,000	132,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 8/22/2025 (d)(e)	4.34	428,000,000	428,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 8/22/2025 (d)(e)	4.34	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 8/25/2025 (d)(e)	4.34	132,000,000	132,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 8/25/2025 (d)(e)	4.34	68,000,000	68,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 8/26/2025 (d)(e)	4.34	128,000,000	128,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 8/27/2025 (d)(e)	4.34	285,000,000	285,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 8/27/2025 (d)(e)	4.34	132,000,000	132,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 8/28/2025 (d)(e)	4.34	417,000,000	417,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 8/4/2025 (d)(e)	4.34	281,000,000	281,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 9/2/2025 (d)(e)	4.34	331,000,000	331,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 9/3/2025 (d)(e)	4.34	280,000,000	280,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 9/4/2025 (d)(e)	4.34	235,000,000	235,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 9/5/2025 (d)(e)	4.34	247,000,000	247,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.34% 9/8/2025 (d)(e)	4.34	274,000,000	274,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.305% 2/2/2026 (d)(e)	4.34	515,000,000	515,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.345% 1/29/2026 (d)(e)	4.34	256,000,000	256,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.345% 10/3/2025 (d)(e)	4.34	223,000,000	223,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.345% 6/23/2025 (d)(e)	4.34	208,000,000	208,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.345% 7/18/2025 (d)(e)	4.34	70,000,000	70,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.345% 7/3/2025 (d)(e)	4.34	280,000,000	280,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.345% 7/7/2025 (d)(e)	4.34	210,000,000	210,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.345% 8/27/2025 (d)(e)	4.34	44,000,000	44,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.345% 8/29/2025 (d)(e)	4.34	37,000,000	37,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.345% 9/15/2025 (d)(e)	4.34	279,000,000	279,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.345% 9/30/2025 (d)(e)	4.34	193,000,000	193,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.35% 10/15/2025 (d)(e)	4.35	278,000,000	278,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.35% 10/22/2025 (d)(e)	4.35	197,000,000	197,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.35% 10/24/2025 (d)(e)	4.35	277,000,000	277,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.35% 10/28/2025 (d)(e)	4.35	135,000,000	135,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.35% 10/8/2025 (d)(e)	4.35	53,000,000	53,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.35% 11/3/2025 (d)(e)	4.35	199,000,000	199,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.35% 11/4/2025 (d)(e)	4.35	69,000,000	69,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.35% 12/16/2025 (d)(e)	4.35	55,000,000	55,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.35% 2/23/2026 (d)(e)	4.35	258,000,000	258,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.35% 3/2/2026 (d)(e)	4.35	250,000,000	250,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.35% 6/9/2025 (d)(e)	4.35	498,000,000	498,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.35% 7/25/2025 (d)(e)	4.35	69,000,000	69,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.35% 9/22/2025 (d)(e)	4.35	66,000,000	66,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.355% 1/5/2026 (d)(e)	4.35	65,000,000	65,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.355% 11/17/2025 (d)(e)	4.35	349,000,000	349,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.355% 11/21/2025 (d)(e)	4.35	40,000,000	40,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.355% 11/24/2025 (d)(e)	4.35	225,000,000	225,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.355% 11/25/2025 (d)(e)	4.35	132,000,000	132,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.355% 12/4/2025 (d)(e)	4.35	265,000,000	265,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.36% 10/20/2025 (d)(e)	4.36	267,000,000	267,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.36% 10/21/2025 (d)(e)	4.36	267,000,000	267,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.36% 12/30/2025 (d)(e)	4.36	199,000,000	199,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.37% 6/20/2025 (d)(e)	4.37	10,000,000	10,000,169
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.37% 8/5/2025 (d)(e)	4.37	280,000,000	280,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.37% 8/6/2025 (d)(e)	4.37	243,000,000	243,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 4.375% 2/5/2026 (d)(e)	4.38	211,000,000	211,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 4.38% 5/14/2026 (d)(e)	4.38	45,000,000	45,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 4.38% 8/8/2025 (d)(e)	4.38	336,000,000	336,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 4.39% 8/19/2025 (d)(e)	4.39	411,000,000	411,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 4.39% 8/21/2025 (d)(e)	4.39	411,000,000	411,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.4% 11/28/2025 (d)(e)	4.40	141,000,000	141,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 4.405% 11/27/2026 (d)(e)	4.40	32,000,000	32,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 4.405% 4/5/2027 (d)(e)	4.40	1,015,000,000	1,015,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 4.405% 9/19/2025 (d)(e)	4.41	22,000,000	21,999,256
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.41% 11/13/2026 (d)(e)	4.41	51,000,000	51,006,385
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.41% 2/27/2026 (d)(e)	4.41	141,000,000	141,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 4.415% 1/2/2026 (d)(e)	4.41	132,000,000	132,009,040
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 4.415% 7/16/2025 (d)(e)	4.41	84,000,000	84,002,286
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.42% 1/12/2026 (d)(e)	4.42	142,000,000	142,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.42% 1/16/2026 (d)(e)	4.42	72,000,000	72,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.42% 3/1/2027 (d)(e)	4.42	58,000,000	58,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.42% 5/13/2026 (d)(e)	4.42	69,000,000	69,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.425% 12/23/2025 (d)(e)	4.43	217,000,000	217,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.425% 9/19/2025 (d)(e)	4.42	28,000,000	28,002,533
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.425% 9/22/2025 (d)(e)	4.42	143,000,000	143,013,554
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.43% 10/16/2025 (d)(e)	4.43	79,000,000	79,009,204
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.43% 4/17/2026 (d)(e)	4.43	52,000,000	51,999,819
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.43% 6/22/2026 (d)(e)	4.43	71,000,000	71,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.43% 6/24/2026 (d)(e)	4.43	89,000,000	89,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.43% 6/25/2026 (d)(e)	4.43	85,000,000	85,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.43% 6/26/2026 (d)(e)	4.43	142,000,000	142,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 4.435% 2/20/2026 (d)(e)	4.43	136,000,000	136,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.44% 4/10/2026 (d)(e)	4.44	62,000,000	62,024,057
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.44% 4/15/2026 (d)(e)	4.44	74,000,000	74,027,978
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.44% 4/24/2026 (d)(e)	4.44	68,000,000	68,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.44% 4/7/2026 (d)(e)	4.44	65,065,000	65,069,943
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.44% 7/17/2025 (d)(e)	4.44	75,700,000	75,700,000
Federal Home Loan Bank U.S. SOFR Index + 0.115%, 4.445% 7/8/2025 (d)(e)	4.44	153,000,000	153,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 4.45% 12/19/2025 (d)(e)	4.45	66,000,000	66,030,816
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.455% 10/16/2025 (d)(e)	4.46	300,000,000	300,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.46% 10/3/2025 (d)(e)	4.46	265,000,000	265,049,788
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.46% 2/12/2026 (d)(e)	4.46	70,000,000	70,013,023
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.46% 2/20/2026 (d)(e)	4.46	66,000,000	66,014,771
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.46% 2/5/2027 (d)(e)	4.46	80,000,000	80,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.46% 2/9/2026 (d)(e)	4.46	82,000,000	82,012,004
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.46% 6/18/2026 (d)(e)	4.46	213,000,000	213,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.46% 6/24/2026 (d)(e)	4.46	214,000,000	214,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.46% 6/26/2026 (d)(e)	4.46	284,000,000	284,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.465% 1/6/2027 (d)(e)	4.46	24,000,000	24,025,862
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.465% 11/12/2025 (d)(e)	4.47	305,000,000	305,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.465% 11/14/2025 (d)(e)	4.47	267,000,000	267,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.47% 1/16/2026 (d)(e)	4.47	70,000,000	70,019,030
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.47% 10/29/2026 (d)(e)	4.47	41,000,000	41,010,635
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.47% 6/17/2025 (d)(e)	4.47	55,000,000	55,003,224
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.47% 8/14/2025 (d)(e)	4.47	308,000,000	308,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.47% 8/18/2025 (d)(e)	4.47	231,000,000	231,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.47% 8/21/2026 (d)(e)	4.47	274,000,000	274,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.47% 8/25/2025 (d)(e)	4.47	149,000,000	149,002,428
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.47% 9/10/2026 (d)(e)	4.47	68,000,000	68,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.47% 9/4/2026 (d)(e)	4.47	204,000,000	204,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.475% 1/2/2026 (d)(e)	4.47	139,000,000	139,002,775
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.475% 10/10/2025 (d)(e)	4.48	153,000,000	153,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.475% 6/27/2025 (d)(e)	4.48	381,000,000	381,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.475% 7/2/2025 (d)(e)	4.48	78,000,000	78,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.475% 7/24/2025 (d)(e)	4.48	107,000,000	107,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.475% 7/25/2025 (d)(e)	4.48	78,000,000	78,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.475% 8/4/2025 (d)(e)	4.48	77,000,000	77,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.475% 9/25/2026 (d)(e)	4.48	539,000,000	539,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.475% 9/26/2025 (d)(e)	4.48	93,000,000	93,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.48% 12/8/2025 (d)(e)	4.48	306,000,000	305,999,215
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.48% 12/8/2025 (d)(e)	4.48	88,000,000	87,999,691
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.48% 6/6/2025 (d)(e)	4.48	2,370,000	2,369,996
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.48% 9/2/2025 (d)(e)	4.48	48,450,000	48,452,153
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.485% 11/14/2025 (d)(e)	4.48	76,000,000	76,002,490
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.485% 11/17/2025 (d)(e)	4.48	468,000,000	468,009,984
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.485% 11/20/2025 (d)(e)	4.48	20,000,000	20,009,195
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.485% 12/11/2025 (d)(e)	4.48	153,000,000	153,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.485% 12/8/2025 (d)(e)	4.48	124,000,000	124,002,474
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.485% 7/8/2025 (d)(e)	4.48	116,000,000	116,009,057
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.485% 8/21/2025 (d)(e)	4.48	201,510,000	201,546,491
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.485% 8/22/2025 (d)(e)	4.48	299,000,000	299,001,915
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.485% 8/22/2025 (d)(e)	4.48	210,000,000	210,012,133
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.485% 9/26/2025 (d)(e)	4.48	107,000,000	107,006,401
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.49% 10/14/2025 (d)(e)	4.49	424,000,000	424,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.49% 10/20/2025 (d)(e)	4.49	157,000,000	157,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.49% 7/10/2025 (d)(e)	4.48	124,000,000	124,012,223
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.49% 7/14/2025 (d)(e)	4.49	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.49% 7/21/2025 (d)(e)	4.49	282,000,000	282,003,642
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.49% 7/24/2025 (d)(e)	4.49	273,000,000	273,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.49% 7/25/2025 (d)(e)	4.49	481,000,000	481,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.49% 7/25/2025 (d)(e)	4.49	160,000,000	160,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.49% 7/28/2025 (d)(e)	4.48	3,200,000	3,200,501
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.49% 9/2/2025 (d)(e)	4.49	437,000,000	437,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.52% 12/18/2026 (d)(e)	4.52	340,000,000	340,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.52% 12/22/2026 (d)(e)	4.52	393,000,000	393,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.325% 10/22/2025 (d)(e)	4.33	266,000,000	266,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.325% 10/28/2025 (d)(e)	4.33	214,000,000	214,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.325% 11/10/2025 (d)(e)	4.33	534,000,000	534,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.325% 11/10/2025 (d)(e)	4.33	134,000,000	134,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.325% 11/3/2025 (d)(e)	4.33	145,000,000	145,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.325% 11/3/2025 (d)(e)	4.33	130,000,000	130,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.325% 11/4/2025 (d)(e)	4.33	199,000,000	199,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.325% 11/7/2025 (d)(e)	4.33	264,000,000	264,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.325% 11/7/2025 (d)(e)	4.33	54,000,000	54,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.325% 9/12/2025 (d)(e)	4.33	94,000,000	94,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.325% 9/15/2025 (d)(e)	4.33	201,000,000	201,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.325% 9/17/2025 (d)(e)	4.33	241,000,000	241,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.32% 10/10/2025 (d)(e)	4.32	268,000,000	268,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.32% 10/14/2025 (d)(e)	4.32	401,000,000	401,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.32% 10/3/2025 (d)(e)	4.32	231,000,000	231,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.32% 10/6/2025 (d)(e)	4.32	132,000,000	132,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.32% 10/7/2025 (d)(e)	4.32	527,000,000	527,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.32% 10/8/2025 (d)(e)	4.32	132,000,000	132,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.32% 9/26/2025 (d)(e)	4.32	133,000,000	133,000,000
Freddie Mac 0.64% 11/24/2025	4.36	45,000,000	44,215,952
Freddie Mac Discount Notes 0% 6/3/2025	4.28	14,113,000	14,109,683
Freddie Mac U.S. SOFR Index + 0.08%, 4.41% 11/5/2026 (d)(e)	4.43	657,000,000	657,000,000
Freddie Mac U.S. SOFR Index + 0.09%, 4.42% 1/26/2026 (d)(e)	4.44	1,249,000,000	1,249,022,745
Freddie Mac U.S. SOFR Index + 0.1%, 4.43% 2/9/2026 (d)(e)	4.45	80,000,000	80,004,710
Freddie Mac U.S. SOFR Index + 0.11%, 4.44% 3/5/2026 (d)(e)	4.46	434,000,000	434,000,000
Freddie Mac U.S. SOFR Index + 0.11%, 4.44% 5/7/2026 (d)(e)	4.46	249,000,000	249,000,000
Freddie Mac U.S. SOFR Index + 0.115%, 4.445% 4/2/2026 (d)(e)	4.46 to 4.47	726,500,000	726,507,898
Freddie Mac U.S. SOFR Index + 0.14%, 4.47% 10/16/2026 (d)(e)	4.49	644,500,000	644,500,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.47% 10/29/2026 (d)(e)	4.49	452,000,000	452,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.47% 9/23/2026 (d)(e)	4.49	817,000,000	817,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.47% 9/4/2026 (d)(e)	4.49	284,000,000	284,000,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $79,826,456,042)			79,826,456,042

U.S. Treasury Obligations - 13.4%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/20/2025	4.23 to 4.25	1,482,000,000	1,452,631,053
US Treasury Bills 0% 3/19/2026	4.12	177,000,000	171,337,807
US Treasury Bills 0% 5/14/2026	4.09	530,500,000	510,404,217
US Treasury Bills 0% 6/10/2025	4.27 to 4.28	205,000,000	204,783,154
US Treasury Bills 0% 6/17/2025	4.29	303,300,000	302,729,796
US Treasury Bills 0% 6/26/2025	4.26 to 4.41	1,324,000,000	1,320,152,979
US Treasury Bills 0% 6/3/2025	4.27	2,398,000,000	2,397,435,138
US Treasury Bills 0% 7/10/2025	4.22 to 4.29	562,800,000	560,228,351
US Treasury Bills 0% 7/15/2025	4.29	107,000,000	106,445,502
US Treasury Bills 0% 7/17/2025	4.27	589,862,000	586,677,565
US Treasury Bills 0% 7/22/2025	4.25 to 4.29	1,112,600,000	1,105,980,324
US Treasury Bills 0% 7/24/2025	4.27 to 4.29	2,276,300,000	2,262,133,739
US Treasury Bills 0% 7/29/2025	4.26 to 4.30	535,000,000	531,373,712
US Treasury Bills 0% 7/3/2025	4.25 to 4.28	867,000,000	863,752,688
US Treasury Bills 0% 7/8/2025	4.28	190,000,000	189,172,022
US Treasury Bills 0% 8/7/2025	4.30	1,096,000,000	1,087,310,546
US Treasury Bills 0% 9/16/2025	4.28 to 4.32	2,157,000,000	2,129,799,988
US Treasury Bills 0% 9/18/2025	4.19	231,000,000	228,127,146
US Treasury Bills 0% 9/23/2025	4.29	2,365,200,000	2,333,517,331
US Treasury Notes 0.25% 10/31/2025	4.45	37,000,000	36,373,014
US Treasury Notes 0.25% 6/30/2025	4.33 to 4.37	1,015,000,000	1,011,762,656
US Treasury Notes 0.25% 7/31/2025	4.32	222,705,400	221,223,691
US Treasury Notes 0.25% 9/30/2025	4.24 to 4.30	814,000,000	803,430,289
US Treasury Notes 0.375% 1/31/2026	4.21 to 4.28	192,000,000	187,173,771
US Treasury Notes 0.375% 11/30/2025	4.43 to 4.45	405,000,000	397,068,795
US Treasury Notes 0.375% 12/31/2025	4.26 to 4.28	1,042,000,000	1,019,109,209
US Treasury Notes 0.5% 2/28/2026	4.13 to 4.14	527,000,000	513,142,522
US Treasury Notes 0.75% 3/31/2026	4.10 to 4.16	533,000,000	518,458,430
US Treasury Notes 0.75% 4/30/2026	4.16	54,000,000	52,370,853
US Treasury Notes 1.625% 2/15/2026	4.15	59,407,000	58,372,510
US Treasury Notes 1.625% 5/15/2026	4.03 to 4.07	590,000,000	576,766,275
US Treasury Notes 2.125% 5/31/2026	4.02	23,000,000	22,578,436
US Treasury Notes 2.25% 3/31/2026	4.13	59,000,000	58,106,986
US Treasury Notes 2.5% 2/28/2026	4.13	59,000,000	58,304,257
US Treasury Notes 2.625% 12/31/2025	4.29	119,000,000	117,877,801
US Treasury Notes 2.875% 6/15/2025	4.51	35,000,000	34,978,334
US Treasury Notes 3 month U.S. Treasury Bill + 0.16%, 4.4919% 4/30/2027 (d)(e)	4.46	1,553,000,000	1,553,138,429
US Treasury Notes 3 month U.S. Treasury Bill + 0.205%, 4.5063% 10/31/2026 (d)(e)	4.50	350,000,000	350,288,086
US Treasury Notes 3.75% 4/15/2026	4.18	163,000,000	162,410,023
US Treasury Notes 4% 2/15/2026	4.29	37,000,000	36,925,710
US Treasury Notes 4.125% 6/15/2026	4.13 to 4.16	548,000,000	547,938,689
US Treasury Notes 4.25% 1/31/2026	4.28	381,000,000	380,916,584
US Treasury Notes 4.25% 12/31/2025	4.26 to 4.31	1,033,000,000	1,032,742,099
US Treasury Notes 4.5% 3/31/2026	4.11 to 4.16	641,000,000	642,908,712
US Treasury Notes 4.625% 2/28/2026	4.13 to 4.14	166,000,000	166,587,349
US Treasury Notes 4.625% 3/15/2026	4.11	38,000,000	38,148,083
US Treasury Notes 4.625% 6/30/2025	4.35 to 4.37	300,000,000	300,060,729
US Treasury Notes 4.625% 6/30/2026	4.20	67,000,000	67,300,611
US Treasury Notes 4.875% 4/30/2026	4.04 to 4.07	445,000,000	448,199,800
US Treasury Notes 4.875% 5/31/2026	4.04 to 4.06	197,000,000	198,559,167
US Treasury Notes 5% 10/31/2025	4.45	25,000,000	25,055,029
US Treasury Notes 5% 9/30/2025	4.30	263,000,000	263,590,266
TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,245,860,253)			30,245,860,253

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $228,013,314,077)	228,013,314,077
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(2,008,885,661)
NET ASSETS - 100.0%	226,004,428,416

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	4.37	5/30/2025	6/2/2025	293,000,000	293,106,701	Agency Mortgage-Backed Securities	2.50 - 7.00	9/1/2028 - 4/1/2055	298,591,745
						U.S. Treasuries (including strips)	0.38 - 1.00	1/15/2027 - 7/31/2028	377,582
									298,969,327
ABN AMRO Bank NV	4.34	5/30/2025	6/2/2025	312,000,000	312,112,840	U.S. Treasuries (including strips)	0.50 - 4.88	2/28/2026 - 5/15/2034	318,355,114
BMO Capital Markets Corp	4.35	5/30/2025	6/6/2025	98,000,000	98,082,892	Agency Collateralized Mortgage Obligation	4.50 - 5.00	7/20/2052 - 1/20/2055	100,976,591
BMO Chicago Branch	4.31	5/21/2025	6/11/2025	200,000,000	200,502,833	Agency Mortgage-Backed Securities	2.00 - 6.00	4/1/2050 - 3/1/2055	204,293,080
BMO Chicago Branch	4.35	5/30/2025	6/2/2025	245,000,000	245,088,813	Agency Mortgage-Backed Securities	2.00 - 6.00	11/1/2034 - 3/1/2063	249,990,589
BMO Chicago Branch	4.34	5/30/2025	6/2/2025	44,000,000	44,015,913	U.S. Treasuries (including strips)	4.00	7/31/2030	44,896,316
BMO Chicago Branch	4.33	5/12/2025	6/2/2025	454,000,000	455,146,728	Agency Collateralized Mortgage Obligation	5.13 - 5.83	11/20/2053 - 2/20/2073	468,801,130
BNP Paribas, SA	4.32	5/29/2025	6/30/2025	452,000,000	453,735,680	U.S. Treasuries (including strips)	0.38 - 4.63	1/31/2026 - 5/15/2053	461,261,339
BNP Paribas, SA	4.32	5/27/2025	6/27/2025	539,000,000	541,005,080	U.S. Treasuries (including strips)	0.63 - 6.25	7/31/2026 - 11/15/2054	550,441,513
BNP Paribas, SA	4.32	5/15/2025	6/20/2025	1,180,000,000	1,185,097,600	U.S. Treasuries (including strips)	1.38 - 4.88	10/31/2025 - 2/15/2055	1,206,202,022
BNP Paribas, SA	4.32	5/7/2025	6/10/2025	1,418,000,000	1,423,785,440	Agency Mortgage-Backed Securities	1.50 - 7.00	9/1/2025 - 5/20/2055	1,351,543,750
						U.S. Treasuries (including strips)	0.00	2/15/2033 - 5/15/2054	96,823,756
						Agency Debentures and Agency Strips	2.48 - 4.98	11/17/2036 - 6/9/2042	3,445,173
									1,451,812,679
BNP Paribas, SA	4.32	5/7/2025	6/10/2025	553,000,000	555,256,240	U.S. Treasuries (including strips)	0.38 - 5.00	10/31/2025 - 8/15/2053	565,820,319
BNP Paribas, SA	4.32	5/5/2025	6/5/2025	1,296,000,000	1,300,821,120	U.S. Treasuries (including strips)	0.63 - 4.63	6/30/2026 - 2/15/2053	1,326,361,661
Barclays Bank PLC	4.33	5/27/2025	6/27/2025	297,000,000	298,107,398	Agency Mortgage-Backed Securities	2.00 - 6.50	9/1/2025 - 2/16/2063	303,580,398
Barclays Bank PLC	4.32	5/20/2025	6/24/2025	100,000,000	100,420,000	Agency Mortgage-Backed Securities	2.50 - 12.28	8/1/2035 - 5/15/2060	102,196,552
Barclays Bank PLC	4.33	5/15/2025	6/17/2025	202,000,000	202,801,772	Agency Mortgage-Backed Securities	2.00 - 6.50	10/1/2039 - 5/20/2055	206,697,340
Barclays Bank PLC	4.33	5/13/2025	6/16/2025	101,000,000	101,413,034	Agency Mortgage-Backed Securities	5.00 - 12.28	12/25/2035 - 4/1/2055	103,268,070
Barclays Bank PLC	4.32	5/12/2025	6/12/2025	303,000,000	304,127,160	Agency Mortgage-Backed Securities	2.00 - 6.50	2/15/2032 - 5/20/2055	264,365,008
						Agency Collateralized Mortgage Obligation	3.00 - 6.00	7/1/2031 - 3/25/2055	46,248,277
									310,613,285
Barclays Bank PLC	4.33	5/8/2025	6/9/2025	203,000,000	203,781,324	Agency Mortgage-Backed Securities	3.00 - 6.00	6/15/2040 - 5/20/2055	207,682,618
Barclays Bank PLC	4.33	5/7/2025	6/9/2025	204,000,000	204,809,710	Agency Mortgage-Backed Securities	2.00 - 6.50	6/25/2033 - 4/20/2055	209,152,394
Barclays Bank PLC	4.36	5/30/2025	6/2/2025	196,000,000	196,071,213	Agency Mortgage-Backed Securities	4.50 - 6.00	7/25/2041 - 5/1/2055	198,351,317
						Agency Collateralized Mortgage Obligation	3.00 - 3.50	1/20/2043 - 9/20/2048	1,668,354
									200,019,671
Barclays Bank PLC	4.34	5/30/2025	6/2/2025	1,608,000,000	1,608,581,560	U.S. Treasuries (including strips)	0.00 - 4.63	6/15/2025 - 5/15/2045	1,640,753,248
Barclays Capital Inc.	4.34	5/30/2025	6/2/2025	351,000,000	351,126,945	U.S. Treasuries (including strips)	1.25 - 4.38	8/31/2028 - 8/15/2031	358,149,555
BofA Securities, Inc.	4.32	5/7/2025	8/7/2025	101,000,000	102,115,040	Agency Mortgage-Backed Securities	2.00 - 6.00	12/1/2026 - 1/1/2055	103,341,422
BofA Securities, Inc.	4.38(f)	5/5/2025	8/5/2025	202,000,000	204,261,054	Agency Mortgage-Backed Securities	2.00 - 7.03	1/1/2027 - 4/1/2064	206,736,587
BofA Securities, Inc.	4.39(f)	4/1/2025	8/1/2025	1,145,500,000	1,162,541,858	Agency Mortgage-Backed Securities	1.50 - 7.50	6/1/2027 - 5/1/2056	1,177,236,688
BofA Securities, Inc.	4.38(f)	4/11/2025	7/11/2025	272,000,000	275,011,493	Agency Mortgage-Backed Securities	2.00 - 7.50	11/1/2027 - 4/1/2055	279,189,413
BofA Securities, Inc.	4.32	5/28/2025	6/27/2025	243,000,000	243,874,800	U.S. Treasuries (including strips)	3.00 - 4.75	2/15/2039 - 2/15/2045	248,008,739
BofA Securities, Inc.	4.31	3/21/2025	6/20/2025	92,000,000	93,002,314	U.S. Treasuries (including strips)	3.38 - 4.50	2/15/2044 - 5/15/2044	94,660,213
BofA Securities, Inc.	4.39(f)	3/4/2025	6/4/2025	69,000,000	69,774,104	Agency Mortgage-Backed Securities	2.00 - 6.50	12/1/2027 - 5/1/2055	71,151,619
BofA Securities, Inc.	4.39(f)	3/6/2025	6/3/2025	275,000,000	277,984,590	Agency Mortgage-Backed Securities	2.00 - 7.00	12/1/2030 - 8/1/2058	283,506,882
BofA Securities, Inc.	4.33(f)	4/3/2025	6/3/2025	92,000,000	92,674,999	U.S. Treasuries (including strips)	3.13 - 4.13	8/15/2044	94,516,276
Canadian Imperial Bank of Commerce	4.34	5/28/2025	7/31/2025	99,000,000	99,763,840	Agency Mortgage-Backed Securities	1.38 - 7.00	1/1/2030 - 4/1/2055	101,040,869
Canadian Imperial Bank of Commerce	4.32	5/30/2025	6/27/2025	268,000,000	268,900,480	U.S. Treasuries (including strips)	0.38 - 4.88	8/15/2025 - 2/15/2055	273,501,693
Canadian Imperial Bank of Commerce	4.37	5/8/2025	6/20/2025	13,000,000	13,067,857	Agency Mortgage-Backed Securities	5.00	10/1/2052	815
						U.S. Treasuries (including strips)	1.63	11/15/2050	463
						Agency Collateralized Mortgage Obligation	0.60 - 7.50	4/20/2053 - 4/20/2075	4,906,392
						Agency Debentures and Agency Strips	5.37 - 5.42	9/25/2054 - 10/25/2054	8,782,901
									13,690,571
Canadian Imperial Bank of Commerce	4.33	5/13/2025	6/12/2025	402,000,000	403,450,550	Agency Mortgage-Backed Securities	1.27 - 8.00	10/1/2027 - 10/20/2074	369,718,822
						U.S. Treasuries (including strips)	0.00 - 4.63	7/10/2025 - 2/15/2053	41,323,291
									411,042,113
Canadian Imperial Bank of Commerce	4.32	5/12/2025	6/2/2025	311,000,000	311,783,720	U.S. Treasuries (including strips)	0.75 - 4.88	8/15/2025 - 2/15/2055	318,431,360
Citibank NA	4.35	5/29/2025	6/5/2025	297,000,000	297,251,213	Agency Mortgage-Backed Securities	2.00 - 7.75	11/1/2028 - 6/1/2055	303,086,428
Citigroup Global Capital Markets, Inc.	4.41(f)	5/23/2025	7/24/2025	529,000,000	533,017,755	Agency Mortgage-Backed Securities	3.50 - 7.00	3/1/2055 - 4/1/2055	539,580,955
						U.S. Treasuries (including strips)	4.38	7/31/2026	654,580
									540,235,535
Citigroup Global Capital Markets, Inc.	4.41(f)	5/15/2025	7/16/2025	533,000,000	537,048,135	Agency Mortgage-Backed Securities	3.50 - 6.00	1/1/2055 - 2/1/2055	539,531,068
						U.S. Treasuries (including strips)	2.00	11/15/2026	5,317,586
									544,848,654
Citigroup Global Capital Markets, Inc.	4.41(f)	5/7/2025	7/8/2025	942,000,000	949,154,490	Agency Mortgage-Backed Securities	4.50 - 6.50	3/1/2055 - 4/1/2055	958,364,676
						U.S. Treasuries (including strips)	2.00	11/15/2026	5,509,989
									963,874,665
Citigroup Global Capital Markets, Inc.	4.40(f)	5/7/2025	7/8/2025	547,000,000	551,145,045	U.S. Treasuries (including strips)	0.00 - 4.38	6/24/2025 - 7/31/2026	559,698,182
Citigroup Global Capital Markets, Inc.	4.35	5/29/2025	6/5/2025	445,000,000	445,376,396	Agency Mortgage-Backed Securities	4.50 - 7.00	1/1/2054 - 12/1/2054	454,119,386
Credit AG	4.35	5/30/2025	6/2/2025	69,000,000	69,025,013	U.S. Treasuries (including strips)	0.88 - 3.88	12/31/2027 - 11/15/2030	70,405,551
Federal Reserve Bank of NY	4.25	5/30/2025	6/2/2025	5,621,000,000	5,622,990,771	U.S. Treasuries (including strips)	1.63 - 2.38	5/15/2029 - 8/15/2029	5,622,990,829
Fixed Income Clearing Corp - BNP	4.34	5/30/2025	6/2/2025	1,250,000,000	1,250,452,083	U.S. Treasuries (including strips)	0.63 - 4.63	10/31/2025 - 2/15/2055	1,275,461,220
Fixed Income Clearing Corp - BNP	4.34	5/30/2025	6/2/2025	1,250,000,000	1,250,452,083	U.S. Treasuries (including strips)	0.25 - 4.63	7/31/2025 - 11/15/2054	1,275,461,126
Fixed Income Clearing Corp - BNYM	4.34	5/30/2025	6/2/2025	6,252,000,000	6,254,261,140	U.S. Treasuries (including strips)	0.13 - 4.50	7/15/2026 - 8/15/2040	6,377,040,028
Fixed Income Clearing Corp - BONY	4.35	5/30/2025	6/2/2025	2,711,000,000	2,711,982,738	Agency Mortgage-Backed Securities	2.00 - 7.00	12/1/2025 - 4/1/2055	2,765,220,001
Fixed Income Clearing Corp - CIBC	4.35	5/30/2025	6/2/2025	893,000,000	893,323,713	U.S. Treasuries (including strips)	4.25 - 4.88	4/30/2026 - 6/30/2031	910,732,672
Fixed Income Clearing Corp - Credit Agricole	4.35	5/30/2025	6/2/2025	1,090,000,000	1,090,395,125	U.S. Treasuries (including strips)	4.13 - 4.63	4/30/2029 - 11/15/2033	1,111,310,239
Fixed Income Clearing Corp - Credit Agricole	4.35	5/30/2025	6/2/2025	4,222,000,000	4,223,530,475	U.S. Treasuries (including strips)	1.38 - 4.25	11/15/2027 - 11/15/2051	4,319,484,703
Fixed Income Clearing Corp - Goldman	4.35	5/30/2025	6/2/2025	1,571,000,000	1,571,569,488	Agency Mortgage-Backed Securities	2.00 - 7.50	3/1/2027 - 5/1/2055	1,603,000,878
Fixed Income Clearing Corp - Goldman	4.34	5/30/2025	6/2/2025	439,000,000	439,158,772	U.S. Treasuries (including strips)	3.00 - 3.63	5/31/2028 - 8/15/2052	447,942,000
Fixed Income Clearing Corp - Goldman	4.34	5/30/2025	6/2/2025	2,598,000,000	2,598,939,610	U.S. Treasuries (including strips)	1.38 - 4.00	12/31/2029 - 8/15/2052	2,650,918,445
Fixed Income Clearing Corp - Goldman	4.34	5/30/2025	6/2/2025	2,598,000,000	2,598,939,610	U.S. Treasuries (including strips)	0.00 - 4.45	7/22/2025 - 8/15/2050	2,650,918,408
Fixed Income Clearing Corp - ING	4.35	5/30/2025	6/2/2025	1,697,000,000	1,697,615,163	U.S. Treasuries (including strips)	2.50 - 4.63	3/31/2027 - 2/29/2032	1,731,567,540
Fixed Income Clearing Corp - ING	4.35	5/30/2025	6/2/2025	236,000,000	236,085,550	Agency Mortgage-Backed Securities	5.50 - 6.50	10/1/2053 - 4/1/2054	240,807,261
Fixed Income Clearing Corp - ING	4.35	5/30/2025	6/2/2025	904,000,000	904,327,700	U.S. Treasuries (including strips)	4.38	1/31/2032	922,280,221
Fixed Income Clearing Corp - ING	4.35	5/30/2025	6/2/2025	268,000,000	268,097,150	U.S. Treasuries (including strips)	4.13	3/31/2031	273,143,040
Fixed Income Clearing Corp - Mizuho	4.35	5/30/2025	6/2/2025	1,080,000,000	1,080,391,500	Agency Mortgage-Backed Securities	2.00 - 8.50	3/1/2031 - 1/20/2065	1,075,370,276
						U.S. Treasuries (including strips)	2.88 - 4.50	2/29/2028 - 2/15/2054	26,629,054
									1,101,999,330
Fixed Income Clearing Corp - Mizuho	4.34	5/30/2025	6/2/2025	527,000,000	527,190,598	U.S. Treasuries (including strips)	0.00 - 4.88	12/15/2025 - 5/15/2054	537,734,480
Fixed Income Clearing Corp - Morgan Stanley	4.35	5/30/2025	6/2/2025	3,830,000,000	3,831,388,375	Agency Mortgage-Backed Securities	1.50 - 7.50	8/1/2025 - 5/1/2055	3,908,016,143
Fixed Income Clearing Corp - Morgan Stanley	4.35	5/30/2025	6/2/2025	785,000,000	785,284,563	Agency Mortgage-Backed Securities	2.00 - 7.50	10/20/2033 - 5/20/2055	800,990,255
Fixed Income Clearing Corp - Morgan Stanley	4.35	5/30/2025	6/2/2025	3,928,000,000	3,929,423,900	Agency Mortgage-Backed Securities	1.50 - 8.50	6/25/2025 - 5/1/2055	4,005,406,124
						U.S. Treasuries (including strips)	2.50 - 4.00	2/28/2030 - 2/15/2045	2,606,255
									4,008,012,379
Fixed Income Clearing Corp - Natixis	4.35	5/30/2025	6/2/2025	1,250,000,000	1,250,453,125	U.S. Treasuries (including strips)	1.25 - 4.25	11/15/2027 - 6/30/2031	1,274,883,113
Fixed Income Clearing Corp - Natwest	4.35	5/30/2025	6/2/2025	17,000,000	17,006,163	U.S. Treasuries (including strips)	0.88	6/30/2026	17,346,328
Fixed Income Clearing Corp - Nomura	4.35	5/30/2025	6/2/2025	1,580,000,000	1,580,572,750	U.S. Treasuries (including strips)	0.00 - 6.75	8/7/2025 - 2/29/2032	1,612,184,228
Fixed Income Clearing Corp - State Street Bank	4.35	5/30/2025	6/2/2025	1,080,000,000	1,080,391,500	Agency Mortgage-Backed Securities	1.50 - 7.50	9/1/2031 - 6/1/2055	1,108,119,331
Fixed Income Clearing Corp - State Street Bank	4.34	5/30/2025	6/2/2025	8,574,000,000	8,577,100,930	U.S. Treasuries (including strips)	1.38 - 4.88	10/31/2028 - 5/31/2029	8,745,480,011
Goldman Sachs & Co LLC	4.34(f)	5/27/2025	7/28/2025	395,000,000	397,952,405	Agency Mortgage-Backed Securities	1.50 - 6.50	8/1/2030 - 12/20/2064	403,190,424
Goldman Sachs & Co LLC	4.34(f)	5/28/2025	7/28/2025	592,000,000	596,353,502	Agency Mortgage-Backed Securities	2.00 - 7.00	6/25/2025 - 4/20/2064	604,203,646
Goldman Sachs & Co LLC	4.35	5/30/2025	6/2/2025	882,167,781	882,487,567	Agency Mortgage-Backed Securities	2.00 - 6.50	6/15/2039 - 3/15/2058	900,137,319
HSBC Securities, Inc. (U.S.A.)	4.33	5/27/2025	6/3/2025	353,000,000	353,297,206	U.S. Treasuries (including strips)	4.00	2/15/2034	360,319,847
ING Financial Markets LLC	4.37	5/8/2025	6/20/2025	537,000,000	539,802,991	Agency Mortgage-Backed Securities	3.00 - 7.50	3/1/2028 - 12/1/2054	543,691,631
						U.S. Treasuries (including strips)	4.38 - 4.63	12/15/2026 - 4/30/2029	5,710,608
									549,402,239
ING Financial Markets LLC	4.33	5/27/2025	6/3/2025	36,000,000	36,030,310	U.S. Treasuries (including strips)	3.13	5/15/2048	37,106,761
JP Morgan Securities, LLC	4.35(f)	5/28/2025	6/27/2025	5,060,000,000	5,078,342,500	U.S. Treasuries (including strips)	3.75 - 4.13	3/31/2027 - 3/31/2029	5,164,315,457
JP Morgan Securities, LLC	4.35	5/30/2025	6/2/2025	1,763,000,000	1,763,639,088	Agency Mortgage-Backed Securities	1.50 - 8.50	8/1/2026 - 6/1/2062	1,798,911,870
Lloyds Bank Corp Mrkts	4.35	5/29/2025	6/5/2025	470,000,000	470,397,542	U.S. Treasuries (including strips)	1.13 - 5.38	3/31/2026 - 5/15/2044	479,631,778
Lloyds Bank PLC	4.40	5/28/2025	8/28/2025	116,000,000	117,304,356	U.S. Treasuries (including strips)	0.88 - 4.63	5/31/2026 - 8/15/2033	118,392,342
Lloyds Bank PLC	4.39	5/23/2025	8/26/2025	116,000,000	117,343,828	U.S. Treasuries (including strips)	0.50 - 3.50	8/15/2027 - 5/15/2033	118,464,345
Lloyds Bank PLC	4.40	5/20/2025	8/20/2025	58,000,000	58,652,178	U.S. Treasuries (including strips)	0.50 - 4.63	11/15/2026 - 2/15/2033	59,254,032
Lloyds Bank PLC	4.39	5/7/2025	8/7/2025	112,000,000	113,256,516	U.S. Treasuries (including strips)	0.50 - 1.50	8/31/2027 - 2/15/2030	114,602,223
Lloyds Bank PLC	4.36	4/30/2025	7/31/2025	60,000,000	60,668,534	U.S. Treasuries (including strips)	0.50 - 4.63	9/30/2025 - 5/15/2033	61,444,665
MUFG Securities (Canada), Ltd.	4.37	5/8/2025	7/25/2025	188,000,000	189,780,047	Agency Mortgage-Backed Securities	1.50 - 7.12	12/1/2027 - 2/1/2055	162,993,927
						U.S. Treasuries (including strips)	0.38 - 4.63	7/15/2025 - 2/15/2055	29,372,116
									192,366,043
MUFG Securities (Canada), Ltd.	4.35	5/8/2025	7/25/2025	178,000,000	179,677,650	U.S. Treasuries (including strips)	0.50 - 4.88	3/15/2026 - 5/15/2054	182,147,401
MUFG Securities (Canada), Ltd.	4.32	5/8/2025	6/20/2025	92,000,000	92,474,720	U.S. Treasuries (including strips)	0.63 - 4.75	7/31/2025 - 5/15/2051	94,152,435
MUFG Securities EMEA PLC	4.32	5/8/2025	6/9/2025	555,000,000	557,131,200	U.S. Treasuries (including strips)	1.13 - 3.88	10/31/2026 - 11/30/2029	567,441,144
MUFG Securities EMEA PLC	4.33	5/5/2025	6/5/2025	558,000,000	560,080,565	U.S. Treasuries (including strips)	0.88 - 3.88	9/30/2026 - 11/30/2029	570,718,289
MUFG Securities EMEA PLC	4.35	5/30/2025	6/2/2025	268,000,000	268,097,150	U.S. Treasuries (including strips)	0.00 - 4.38	6/12/2025 - 8/15/2032	273,295,910
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.37	5/8/2025	7/25/2025	724,000,000	730,855,074	Agency Mortgage-Backed Securities	1.50 - 7.00	6/25/2025 - 7/1/2060	740,721,082
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.35	5/8/2025	7/25/2025	178,000,000	179,677,650	U.S. Treasuries (including strips)	4.00 - 4.25	2/15/2034 - 11/15/2040	182,108,481
Mizuho Securities U.S.A., Inc.	4.34	5/28/2025	6/4/2025	132,000,000	132,111,393	U.S. Treasuries (including strips)	0.38 - 4.25	6/30/2025 - 2/15/2033	134,721,205
NatWest Market Securities Inc	4.34	5/29/2025	6/5/2025	346,000,000	346,291,986	U.S. Treasuries (including strips)	2.63 - 4.88	4/30/2026 - 2/15/2035	353,090,236
NatWest Market Securities Inc	4.34	5/30/2025	6/2/2025	88,000,000	88,031,827	U.S. Treasuries (including strips)	4.13 - 4.63	4/30/2029 - 10/31/2031	89,792,496
Norinchukin Bank	4.34	5/27/2025	6/3/2025	116,000,000	116,097,891	U.S. Treasuries (including strips)	0.00 - 3.63	8/15/2033 - 2/15/2053	119,100,006
PNC Bank NA	4.35	5/30/2025	6/2/2025	98,000,000	98,035,525	Agency Mortgage-Backed Securities	2.00	3/1/2036	99,996,236
PNC Bank NA	4.34	5/30/2025	6/2/2025	90,000,000	90,032,550	U.S. Treasuries (including strips)	0.50	2/28/2026	91,833,278
RBC Dominion Securities	4.32	5/8/2025	6/20/2025	554,000,000	556,858,640	U.S. Treasuries (including strips)	0.00 - 4.88	6/24/2025 - 5/15/2055	566,784,587
RBC Financial Group	4.32	5/1/2025	7/8/2025	1,014,000,000	1,022,274,240	Agency Mortgage-Backed Securities	3.00 - 6.50	2/1/2047 - 5/1/2055	192,213,120
						U.S. Treasuries (including strips)	0.00 - 5.25	6/5/2025 - 8/15/2054	596,255,602
						Agency Collateralized Mortgage Obligation	0.00 - 5.82	10/25/2053 - 6/25/2055	252,502,594
									1,040,971,316
RBC Financial Group	4.33	4/28/2025	6/30/2025	1,086,000,000	1,094,229,165	Agency Mortgage-Backed Securities	1.50 - 6.50	5/1/2030 - 6/1/2055	677,427,662
						U.S. Treasuries (including strips)	0.00 - 5.38	6/5/2025 - 11/15/2053	374,147,429
						Agency Collateralized Mortgage Obligation	4.00 - 5.58	4/20/2053 - 2/20/2055	63,617,202
						Agency Debentures and Agency Strips	4.88	3/13/2037	132,088
									1,115,324,381
Royal Bank of Canada	4.33	5/27/2025	6/3/2025	476,000,000	476,400,766	U.S. Treasuries (including strips)	0.75 - 4.00	8/31/2026 - 1/31/2031	485,870,392
SMBC Nikko Securities America, Inc.	4.34	5/28/2025	6/4/2025	177,000,000	177,149,368	U.S. Treasuries (including strips)	0.50 - 3.88	8/31/2026 - 2/15/2033	180,648,830
SMBC Nikko Securities America, Inc.	4.35	5/30/2025	6/2/2025	236,000,000	236,085,550	Agency Mortgage-Backed Securities	1.50 - 7.50	3/1/2028 - 12/15/2066	232,873,981
						U.S. Treasuries (including strips)	0.00 - 5.50	6/26/2025 - 8/15/2053	7,933,350
									240,807,331
SMBC Nikko Securities America, Inc.	4.35	5/30/2025	6/2/2025	1,141,000,000	1,141,413,612	U.S. Treasuries (including strips)	0.38 - 4.88	11/30/2025 - 11/15/2033	1,164,241,938
Societe Generale	4.35	5/28/2025	6/4/2025	297,000,000	297,251,213	Agency Mortgage-Backed Securities	2.50 - 7.00	9/1/2050 - 2/1/2055	303,123,027
Sumitomo Mitsui Banking Corp	4.36	5/28/2025	6/11/2025	42,000,000	42,071,213	U.S. Treasuries (including strips)	1.63	8/15/2029	42,977,505
TD Securities (U.S.A.)	4.36	5/30/2025	6/2/2025	440,000,000	440,159,867	Agency Mortgage-Backed Securities	1.50 - 7.50	11/1/2045 - 1/1/2059	448,963,064
TD Securities (U.S.A.)	4.35	5/30/2025	6/2/2025	263,000,000	263,095,338	U.S. Treasuries (including strips)	1.13 - 4.75	5/15/2040 - 5/15/2055	269,105,372
US Bancorp Inv	4.34	5/30/2025	6/2/2025	211,000,000	211,076,312	U.S. Treasuries (including strips)	0.00 - 4.63	9/15/2025 - 7/15/2032	216,230,582
Wells Fargo Securities, LLC	4.39	5/23/2025	8/21/2025	262,000,000	264,875,450	Agency Mortgage-Backed Securities	1.50 - 7.00	6/1/2026 - 5/1/2055	267,565,885
Wells Fargo Securities, LLC	4.39	5/20/2025	8/19/2025	265,000,000	267,940,690	Agency Mortgage-Backed Securities	1.50 - 7.00	12/1/2029 - 6/1/2057	270,728,501
Wells Fargo Securities, LLC	4.39	5/19/2025	8/18/2025	528,000,000	533,859,187	Agency Mortgage-Backed Securities	1.50 - 7.00	5/1/2026 - 6/1/2055	539,479,442
Wells Fargo Securities, LLC	4.39	5/14/2025	8/12/2025	266,500,000	269,424,837	Agency Mortgage-Backed Securities	1.50 - 7.50	1/1/2029 - 6/1/2055	272,459,815
Wells Fargo Securities, LLC	4.39	5/8/2025	8/8/2025	806,000,000	815,042,424	Agency Mortgage-Backed Securities	1.50 - 7.50	1/1/2029 - 6/1/2055	824,626,325
Wells Fargo Securities, LLC	4.37	5/8/2025	6/20/2025	537,000,000	539,802,991	Agency Mortgage-Backed Securities	1.50 - 7.00	7/1/2025 - 5/1/2055	549,402,240
Wells Fargo Securities, LLC	4.37	3/5/2025	6/5/2025	358,000,000	361,998,064	Agency Mortgage-Backed Securities	2.00 - 7.50	6/25/2025 - 6/1/2055	369,105,048
Total Repurchase Agreements				$ 96,967,167,781	97,175,459,995				98,924,938,637

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$16,777,559,000 due 06/02/2025 at 4.35%
BNP Paribas SA	392,393,000
Bank of America NA	706,219,000
Bank of Nova Scotia/The	442,362,000
Bny Mellon Capital Market LLC	489,297,000
BofA Securities Inc	404,146,000
Citigroup Global Capital Markets Inc.	2,922,657,000
HSBC Securities Inc. (U.S.A.)	480,271,000
JPMorgan Securities LLC	1,403,108,000
MUFG Securities (Canada) Ltd.	735,645,000
Nomura Securities International Inc	98,098,000
Rbc Dominion Securities Inc	2,323,283,000
Societe Generale SA	874,043,000
Sumitomo Mitsui Banking Corp	3,766,501,000
Sumitomo Mitsui Banking Corp/New York	1,151,020,000
Wells Fargo Bank NA	588,516,000
16,777,559,000
$25,271,000 due 06/02/2025 at 4.34%
Citigroup Global Capital Markets Inc.	2,842,000
JPMorgan Securities LLC	1,994,000
Nomura Securities International Inc	10,000
Rbc Dominion Securities Inc	18,789,000
Sumitomo Mitsui Banking Corp/New York	1,636,000
25,271,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $117,940,997,782) - See accompanying schedule: Unaffiliated issuers (cost $228,013,314,077)		$228,013,314,077
Cash		1,075,000,314
Receivable for investments sold		738,934,350
Receivable for fund shares sold		1,983,516,530
Interest receivable		604,124,941
Prepaid expenses		31,647
Other receivables		3,666,957
Total assets		232,418,588,816
Liabilities
Payable for investments purchased	$4,820,013,086
Payable for fund shares redeemed	1,373,549,999
Distributions payable	146,442,677
Accrued management fee	70,016,731
Other payables and accrued expenses	4,137,907
Total liabilities		6,414,160,400
Net Assets		$226,004,428,416
Net Assets consist of:
Paid in capital		$226,005,251,821
Total accumulated earnings (loss)		(823,405)
Net Assets		$226,004,428,416
Net Asset Value, offering price and redemption price per share ($226,004,428,416 ÷ 225,965,334,116 shares)		$1.00
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Interest		$5,259,151,694
Expenses
Management fee	$434,171,488
Custodian fees and expenses	805,795
Independent trustees' fees and expenses	337,667
Registration fees	5,373,180
Audit fees	36,150
Legal	114,728
Miscellaneous	324,253
Total expenses		441,163,261
Net Investment income (loss)		4,817,988,433
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	780,868
Total net realized gain (loss)		780,868
Net increase in net assets resulting from operations		$4,818,769,301
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,817,988,433	$11,068,683,924
Net realized gain (loss)	780,868	115,205
Net increase in net assets resulting from operations	4,818,769,301	11,068,799,129
Distributions to shareholders	(4,818,009,809)	(11,069,010,909)

Share transactions
Proceeds from sales of shares	620,226,931,214	1,103,099,819,718
Reinvestment of distributions	3,847,425,067	8,833,640,429
Cost of shares redeemed	(633,584,681,854)	(1,105,073,572,664)

Net increase (decrease) in net assets and shares resulting from share transactions	(9,510,325,573)	6,859,887,483
Total increase (decrease) in net assets	(9,509,566,081)	6,859,675,703

Net Assets
Beginning of period	235,513,994,497	228,654,318,794
End of period	$226,004,428,416	$235,513,994,497

Other Information
Shares
Sold	620,226,976,013	1,103,099,819,718
Issued in reinvestment of distributions	3,847,425,067	8,833,640,429
Redeemed	(633,584,681,854)	(1,105,073,572,688)
Net increase (decrease)	(9,510,280,774)	6,859,887,459

Financial Highlights
Fidelity® Government Cash Reserves

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	.049	.046	.010	- B	.004
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.024	.049	.046	.010	- B	.004
Distributions from net investment income	(.024)	(.049)	(.046)	(.010)	- B	(.004)
Total distributions	(.024)	(.049)	(.046)	(.010)	- B	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.05%	5.02%	4.67%	1.03%	.01%	.39%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.37% G	.40%	.41%	.34%	.33%	.34%
Expenses net of fee waivers, if any	.37 % G	.39%	.40%	.27%	.08%	.26%
Expenses net of all reductions, if any	.37% G	.39%	.40%	.27%	.08%	.26%
Net investment income (loss)	4.07% G	4.90%	4.58%	1.00%	.01%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$226,004,428	$235,513,994	$228,654,319	$214,352,646	$214,123,363	$210,564,687

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Government Cash Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Government Cash Reserves	$3,666,957

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$228,013,314,077

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Long-term	(1,810,886)
Total capital loss carryforward	$(1,810,886)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then adding an income-related fee. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Basic Fee Rate %
Fidelity Government Cash Reserves	.27

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. The income-related fee varies depending on the level of the Fund's monthly gross income from an annualized rate of .05% (at a fund annualized gross yield of 0%) to .27% (at a fund annualized gross yield of 15%) of the Fund's average net assets throughout the month. The income-related fee is proportionately added to a class's basic fee. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized income-related fee and management fee rates were as follows:

	Income-Related Fee $	Income-Related Fee Rate %	Total Management Fee Rate %
Fidelity Government Cash Reserves	117,047,739.10		.37

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.704549.127
CAS-SANN-0725

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Phillips Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2025